AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 29, 2021
1933 ACT REGISTRATION NO. 333-139334
1940 ACT REGISTRATION NO. 811-21988

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933    ☒
POST-EFFECTIVE AMENDMENT NO. 21
AND
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940     ☒
POST-EFFECTIVE AMENDMENT NO. 89
(CHECK APPROPRIATE BOX OR BOXES)

PRIAC VARIABLE CONTRACT ACCOUNT A
(Exact Name of Registrant)
PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY
(Name of Depositor)

280 TRUMBULL STREET
HARTFORD, CONNECTICUT 06103
(860) 534-2000
(Address and telephone number of Depositor’s principal executive offices)

MICHELE DRUMMEY
VICE PRESIDENT AND CORPORATE COUNSEL
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
280 TRUMBULL STREET
HARTFORD, CT 06103
(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):
☐    immediately upon filing pursuant to paragraph (b) of Rule 485
☒    on January 28, 2022 pursuant to paragraph (b) of Rule 485
☐    60 days after filing pursuant to paragraph (a) of Rule 485
☐    on May 1, 2022 pursuant to paragraph (a) of Rule 485
If appropriate, check the following box:
☒    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 21 (“PEA No. 21”) to the Registration Statement on Form N-4, File No. 333-139334, of Prudential Retirement Insurance and Annuity Company and its Separate Account is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) for the purpose of delaying, until January 28, 2022, the effectiveness of Post-Effective Amendment No. 17, which was filed on August 10, 2021 (accession no. 0001378536-21-000072), Post-Effective Amendment No. 18, which was filed on October 6, 2021 (accession no. 0001378536-21-000104), Post-Effective Amendment No. 19, which was filed on November 3, 2021 (accession no. 0001378536-21-000125) and Post-Effective Amendment No. 20, which was filed on December 1, 2021 (accession no. 0001378536-21-000133) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We have received and responded to Staff comments, and we will make a filing pursuant to Rule 485 at a future date that incorporates our responses to the comments and any required missing information or items. The Prospectus and Statement of Additional Information that were filed as part of Post-Effective Amendment No. 17 are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

PART C
OTHER INFORMATION
ITEM 27. EXHIBITS

(a)
Resolution of the Board of Directors of Prudential Retirement Insurance and Annuity Company authorizing establishment of the PRIAC Variable Contract Account A. Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement No. 333-139334 filed via EDGAR on April 25, 2007 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(b)	N/A
(c)
Distribution Agreement between Prudential Investment Management Services LLC (Underwriter) and Prudential Retirement Insurance and Annuity Company (Depositor). Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement No. 333-139334 filed via EDGAR on April 25, 2007 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(d)
(1) Group Variable Annuity Contract. Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement No. 333-139334 filed via EDGAR on August 10, 2021 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(2) Active Life Certificate. Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement No. 333-139334 filed via EDGAR on August 10, 2021 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(3) Active Life Certificate Rider Incorporated by reference to Post-Effective Amendment No. 9 to N-4 Registration Statement No. 333-139334 filed via EDGAR on April 14, 2014 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(e)
Application for Group Variable Annuity Contract. Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement No. 333-139334 filed via EDGAR on August 10, 2021 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(f)
(1) Articles of Incorporation of Prudential Retirement Insurance and Annuity Company, as amended March 31, 2004. Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement No. 333-139334 filed via EDGAR on April 25, 2007 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(2) By-laws of Prudential Retirement Insurance and Annuity Company, as amended June 2006. Incorporated by reference to Post-Effective Amendment No. 4 to N-4 Registration Statement No. 333-139334 filed via EDGAR on April 27, 2010 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(g)	N/A
(h)
(1) Fund Participation and Information Sharing Agreement among Prudential Retirement Insurance and Annuity Company, Advanced Series Trust, AST Investment Services, Inc., and Prudential Investments LLC. Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement No. 333-139334 filed via EDGAR on April 25, 2007 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(2) Amendment to Fund Participation and Information Sharing Agreement among Prudential Retirement Insurance and Annuity Company, Advanced Series Trust, AST Investment Services, Inc., and Prudential Investments LLC. Incorporated by reference to Post-Effective Amendment No. 7 to N-4 Registration Statement No. 333-139334 filed via EDGAR on April 15, 2013 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(3) Trust Agreement Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement No. 333-139334 filed via EDGAR on April 25, 2007 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(i)	N/A
(j)	N/A
(k)	N/A
(l)	Written consent of [XX] independent registered public accounting firm. To be filed in subsequent 485(b) filing.
(m)	N/A
(n)	N/A
(o)	N/A
(p)	Powers of Attorney for the officers listed in the Signatures section of this registration statement filing. Filed herewith.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR
The directors and major officers of Prudential Retirement Insurance and Annuity Company are listed below:

Name and Principal Business Address	Position and Offices with Depositor

Yanela C. Frias 280 Trumbull Street Hartford, CT 06103	President, Chairman and Director

Robert E. Boyle 655 Broad Street Newark, NJ 07102	Director, Senior Vice President, and Chief Financial Officer

Harry A. Dalessio 280 Trumbull Street Hartford, CT 06103	Director and Senior Vice President

Timothy L. Schmidt 655 Broad Street Newark, NJ 07102	Director, Senior Vice President and PFI Chief Investment Officer

Andrew J. Hersey 655 Broad Street Newark, NJ 07102	Director and Assistant Treasurer

Kathleen J. Keefe 655 Broad Street Newark, NJ 07102	Director, Senior Vice President and Chief Actuary

Scott E. Gaul 655 Broad Street Newark, NJ 07102	Director and Senior Vice President

Suzanne Manganiello 655 Broad Street Newark, NY 07102	Senior Vice President

Nandini Mongia 751 Broad Street Newark, NJ 07102	Treasurer

John Zung 655 Broad Street Newark, NJ 07102	Legal Entity Risk Officer

Brian J. Curran 655 Broad Street Newark, NJ 07102	Vice President and Chief Investment Officer

Jonathan K. Bartholomew 280 Trumbull Street Hartford, CT 06103	Vice President and Controller

Karen M. Sills 280 Trumbull Street Hartford, CT 06103	Secretary

Thomas W. Doughty 751 Broad Street Newark, NJ 07102	Vice President and Chief Information Security Officer

Kelly Florio 751 Broad Street Newark, NJ 07102	Vice President and Anti-Money Laundering Officer

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
Prudential Retirement Insurance and Annuity Company (“PRIAC”), a corporation organized under the laws of Connecticut, is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”), a stock life insurance company organized under the laws of New Jersey. Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (PFI), a New Jersey insurance holding company.
PRIAC may be deemed to control the following separate account which are registered as unit investment trusts under the Investment Company Act of 1940: PRIAC Variable Contract Account A, CIGNA Variable Annuity Separate Account I.
In addition, PRIAC and the Registrant may be deemed to be under common control with other insurers that are direct or indirect subsidiaries of PFI and their separate accounts.
The subsidiaries of PFI are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI, Registration No. 001-16707, filed February 19, 2021 the text of which is hereby incorporated by reference.
ITEM 30. INDEMNIFICATION
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
Connecticut, being the state of organization of PRIAC, permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Connecticut law permitting indemnification can be found in Sections 33-770 to 33-779 of the Connecticut General Statutes Annotated. The text of PRIAC’s By-law, Article IX, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit f(2).
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 31. PRINCIPAL UNDERWRITERS
(a)    Prudential Investment Management Services LLC (“PIMS”)
PIMS is distributor and principal underwriter for the PGIM family of funds.
PIMS is also distributor of the following other investment companies: Prudential’s Gibraltar Fund, Inc.; The Prudential Variable Contract Account-2; The Prudential Variable Contract Account-10; The Prudential Variable Contract Account-11; The Prudential Variable Contract Account-24; The Prudential Variable Contract GI-2; The Prudential Discovery Premier Group Variable Contract Account; The Prudential Discovery Select Group Variable Contract Account; and PRIAC Variable Contract Account A.

(b)    Information concerning the officers and directors of PIMS is set forth below.

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH UNDERWRITER

Adam Scaramella 213 Washington Street Newark, NJ 07102	President

Peter J. Boland	Senior Vice President and Chief Administrative Officer

John N. Christolini 280 Trumbull Street Hartford, CT 06103	Senior Vice President and Chief Compliance Officer

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH UNDERWRITER
Francine B. Boucher 213 Washington Street Newark, NJ 07102	Senior Vice President, Secretary and Chief Legal Officer

Robert P. Smit 751 Broad Street Newark, NJ 07102	Senior Vice President, Chief Financial Officer, Controller and Assistant Treasurer

Peter Puzio 280 Trumbull Street Hartford, CT 06103	Senior Vice President

Hansjerg P. Schlenker	Senior Vice President and Chief Operations Officer

Kevin Chaillet 751 Broad Street Newark, NJ 07102	Treasurer

Lenore J. Paoli 280 Trumbull Street Hartford, CT 06103	Senior Vice President and Chief Risk Officer

Kelly Florio 751 Broad Street Newark, NJ 07102	Vice President and Anti-Money Laundering Officer

Thomas W. Doughty 751 Broad Street Newark, NJ 07102	Vice President and Cybersecurity Officer

*    The address of each person named is 655 Broad Street, Newark, NJ 07102, unless otherwise noted.
(c)    Commissions received by PIMS during the last fiscal year with respect to the Prudential Retirement Security Annuity IV issued through the registrant separate account. No commissions were received by PIMS during the last fiscal year with respect to the Prudential Retirement Security Annuity.

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation

Prudential Investment Management Services LLC	$10,182	$-0-	$-0-	$-0-

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books and documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through PRIAC at the following addresses:
Prudential Retirement Insurance and Annuity Company
280 Trumbull Street
Hartford, CT 06103
The Prudential Insurance Company of America
and PGIM, Inc.
655 Broad Street
Newark, NJ 07102
The Prudential Insurance Company of America
and PGIM, Inc.
751 Broad Street
Newark, NJ 07102
The Prudential Insurance Company of America
and PGIM, Inc.
Gateway Buildings Two, Three and Four

100 Mulberry Street
Newark, NJ 07102
The Prudential Insurance Company of America
213 Washington Street
Newark, NJ 07102
The Prudential Insurance Company of America
c/o PGIM Investments
30 Scranton Office Park
Scranton, PA 18507
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105
ITEM 33. MANAGEMENT SERVICES
Summary of the substantive provisions of any management-related services contract not discussed in Part A or Part B of the Registration Statement—Not Applicable.

ITEM 34. FEE REPRESENTATION
Prudential Retirement Insurance and Annuity Company hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Prudential Retirement Insurance and Annuity Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on this 29th day of December, 2021.

PRIAC VARIABLE CONTRACT ACCOUNT A (Registrant)
BY:	/s/ Douglas S. McIntosh
DOUGLAS S. MCINTOSH VICE PRESIDENT, PRODUCT DEVELOPMENT, PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY

PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)

BY:	/s/ Douglas S. McIntosh
DOUGLAS S. MCINTOSH VICE PRESIDENT, PRODUCT DEVELOPMENT, PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE AND TITLE
*
YANELA C. FRIAS
DIRECTOR AND PRESIDENT
*
ROBERT BOYLE
DIRECTOR AND CHIEF FINANCIAL OFFICER
*
HARRY A. DALESSIO
DIRECTOR
*
ANDREW J. HERSEY
DIRECTOR AND ASSISTANT TREASURER
*
SCOTT E. GAUL
DIRECTOR
*
TIMOTHY L. SCHMIDT
DIRECTOR
*
KATHLEEN J. KEEFE
DIRECTOR
*
JONATHAN K. BARTHOLOMEW
CONTROLLER

*BY:	/s/ Michele Drummey
MICHELE DRUMMEY
(ATTORNEY-IN-FACT)

EXHIBIT INDEX

Exhibit No.	Description

p	Powers of Attorney for the officers listed in the Signatures section of this registration statement filing.